UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Investment Partners
Address:  8097 Roswell Road, Building A
          Atlanta, GA  30350

Form 13F File Number:  028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward C. Mitchell, Jr.
Title:    Chief Compliance Officer
Phone:    770-393-2852

Signature, Place, and Date of Signing:

  /s/ Edward C. Mitchell, Jr.       Atlanta, GA            April 28, 2006
  ---------------------------       -------------          ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           89

Form 13F Information Table Value Total:  $   237,838
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

         Column1              Column2       Column3       Column4         Column5      Column6       Column7      Column8
         -------              -------       -------       -------         -------      -------       -------      -------
                                                                                                      OTHER
         ISSUER                CLASS         CUSIP       VALUE(000)    SHRS/PUT/CALL  DISCRETION     MANAGER     AUTHORITY
         ------                -----         -----       ----------    -------------  ----------     -------     ---------
3M Company                      COM        88579Y101        211,932         2,800        Sole         None         None
Abercrombie & Fitch             COM        002896207      6,257,339       107,330        Sole         None         None
Affiliated Computer S           COM        008190100      7,575,686       126,981        Sole         None         None
AllianceBerstein HLDG LP        COM        01881g106        351,920         5,312        Sole         None         None
Altria Group Inc                COM        02209S103        435,550         6,147        Sole         None         None
American Express Comp           COM        025816109        782,995        14,900        Sole         None         None
AT&T Inc.                       COM        00206R102      7,458,362       275,827        Sole         None         None
Bank of America Corp.           COM        060505104     10,383,168       228,001        Sole         None         None
Baxter International            COM        071813109      5,742,095       147,954        Sole         None         None
BB&T Corp                       COM        054937107        381,220         9,725        Sole         None         None
BE Aerospace Inc.               COM        073302101      1,763,424        70,200        Sole         None         None
BP PLC ADS                      ADR        055622104        614,324         8,911        Sole         None         None
Canadian Natl Railway           ADR        136375102        230,928         5,100        Sole         None         None
Canadian Sands Trust            ADR        13642L100        819,906         5,713        Sole         None         None
Cardinal Health Inc.            COM        14149Y108      3,658,559        49,095        Sole         None         None
Champion Enterprises            COM        158496109        812,328        54,300        Sole         None         None
ChevronTexaco Corp              COM        166764100      3,747,587        64,647        Sole         None         None
Cisco Systems Inc.              COM        17275R102        269,531        12,438        Sole         None         None
Citigroup Inc                   COM        172967101      3,833,322        81,163        Sole         None         None
Coca-Cola Company               COM        191216100      2,161,539        51,625        Sole         None         None
Colgate-Palmolive Co            COM        194162103        236,109         4,135        Sole         None         None
Computer Sciences Cor           COM        205363104        277,750         5,000        Sole         None         None
Compuware Corporation           COM        205638109         78,300        10,000        Sole         None         None
ConocoPhillips                  COM        20825C104      6,814,517       107,910        Sole         None         None
Diebold Incorporated            COM        253651103      5,536,581       134,710        Sole         None         None
Dow Chemical Company            COM        260543103      4,249,399       104,665        Sole         None         None
DPL Inc.                        COM        233293109        469,785        17,399        Sole         None         None
DTE Energy Company              COM        233331107        370,460         9,241        Sole         None         None
Duke Energy Corporation         COM        26441C105      2,519,464        86,431        Sole         None         None
El Paso Corp                    COM        28336L109        124,430        10,326        Sole         None         None
Exelon Corp                     COM        30161N101        391,196         7,395        Sole         None         None
Exxon Mobil                     COM        30231G102      1,891,772        31,084        Sole         None         None
Fifth Third Bancorp             COM        316773100        228,288         5,800        Sole         None         None
Fleetwood Enterprises           COM        339099103      1,886,613       168,900        Sole         None         None
General Electric Co             COM        369604103      7,209,407       207,286        Sole         None         None
Genesco Inc.                    COM        371532102        276,119         7,100        Sole         None         None
Halliburton Company             COM        406216101      1,333,448        18,261        Sole         None         None
Harley-Davidson Inc.            COM        412822108      5,886,772       113,469        Sole         None         None
Health Management Assoc         COM        421933102      5,888,286       272,985        Sole         None         None
Hewlett-Packard Co              COM        428236103        631,647        19,199        Sole         None         None
Home Depot Inc.                 COM        437076102      8,472,902       200,305        Sole         None         None
Honda Motor Co. Ltd.            ADR        438128308      7,466,902       241,179        Sole         None         None
Honeywell International Inc     COM        438516106     10,614,941       248,187        Sole         None         None
Human Genome Sciences           COM        444903108        108,700        10,000        Sole         None         None
IBM Corp                        COM        459200101      4,164,713        50,500        Sole         None         None
Illinois Tool Works             COM        452308109        976,294        10,137        Sole         None         None
Intel Corporation               COM        458140100      4,552,184       235,255        Sole         None         None
Interface Inc cl A              COM        458665106        447,628        32,413        Sole         None         None
ITT Educational Servi           COM        45068B109        960,750        15,000        Sole         None         None
J P Morgan Chase                COM        46625H100      8,792,453       211,154        Sole         None         None
Johnson & Johnson               COM        478160104      6,854,300       115,743        Sole         None         None
Johnson Controls Inc            COM        478366107        455,580         6,000        Sole         None         None
Lowes Companies Inc.            COM        548661107        245,130         3,804        Sole         None         None
LSI Logic Corporation           COM        502161102        346,800        30,000        Sole         None         None
Mattel Inc.                     COM        577081102      2,463,722       135,892        Sole         None         None
Mesa Air Group Inc.             COM        590479101        148,720        13,000        Sole         None         None
Microsoft Corporation           COM        594918104        218,415         8,027        Sole         None         None
Morgan Stanley                  COM        617446448      3,780,885        60,186        Sole         None         None
Nabors Ind Ltd Bermuda          COM        G6359F103        207,582         2,900        Sole         None         None
Newell Rubbermaid In            COM        651229106      6,000,846       238,223        Sole         None         None
Nokia Corporation               ADR        654902204      9,553,826       461,092        Sole         None         None
Norsk Hydro ASA                 ADR        656531605      1,047,926         7,575        Sole         None         None
Northrop Grumman Corp           COM        666807102        216,206         3,166        Sole         None         None
Oil Service Holders             COM        678002106        337,663         2,300        Sole         None         None
Old Republic Intl               COM        680223104        578,579        26,516        Sole         None         None
Oracle Corporation              COM        68389X105      6,777,549       495,073        Sole         None         None
PartnerRe Ltd.                  COM        G6852T105        310,450         5,000        Sole         None         None
PepsiCo Inc.                    COM        713448108      3,282,530        56,801        Sole         None         None
Petroleo Brasilero ADS          ADR        71654V408     10,121,236       116,779        Sole         None         None
PETsMART Inc.                   COM        716768106      1,680,397        59,716        Sole         None         None
Pfizer Inc.                     COM        717081103      8,134,810       326,437        Sole         None         None
Polaris Industries In           COM        731068102        480,128         8,800        Sole         None         None
Procter & Gamble Co.            COM        742718109        870,062        15,100        Sole         None         None
Revlon Inc Class A              COM        761525500        158,000        50,000        Sole         None         None
Sara Lee Corp.                  COM        803111103      1,425,036        79,700        Sole         None         None
Selective Insurance G           COM        816300107        318,000         6,000        Sole         None         None
Solectron Co                    COM        834182107         90,000        22,500        Sole         None         None
Southern Company                COM        842587107        201,536         6,150        Sole         None         None
SunTrust Banks Inc.             COM        867914103        949,518        13,050        Sole         None         None
Tyco Intl Ltd                   COM        902124106      5,212,435       193,915        Sole         None         None
United Parcel Srvc B            COM        911312106        265,923         3,350        Sole         None         None
United Technologies             COM        913017109        220,286         3,800        Sole         None         None
UNUM Provident Corp.            COM        91529Y106      5,085,184       248,300        Sole         None         None
Vanguard Value VIPERs           COM        922908744        276,700         4,624        Sole         None         None
Wal-Mart Stores Inc.            COM        931142103      7,511,160       159,000        Sole         None         None
Washington Mutual Inc           COM        939322103        406,141         9,529        Sole         None         None
Whiting Petroleum Corp          COM        966387102        278,732         6,800        Sole         None         None
Wild Oats Markets In            COM        96808B107        510,791        25,125        Sole         None         None
Wyeth                           COM        983024100        465,792         9,600        Sole         None         None